Principal group companies - Summary of subsidiaries (Details)	12 Months Ended
Jun. 30, 2025
Disclosure of subsidiaries [line items]
Percentage of equity owned	100.00%
Diageo Ireland Unlimited Company
Disclosure of subsidiaries [line items]
Country of incorporation	Ireland
Country of operation	Worldwide
Percentage of equity owned	100.00%
Business description	Production, marketing and distribution of premium drinks
Diageo Great Britain Limited
Disclosure of subsidiaries [line items]
Country of incorporation	England
Country of operation	Great Britain
Percentage of equity owned	100.00%
Business description	Marketing and distribution of premium drinks
Diageo Scotland Limited
Disclosure of subsidiaries [line items]
Country of incorporation	Scotland
Country of operation	Worldwide
Percentage of equity owned	100.00%
Business description	Production, marketing and distribution of premium drinks
Diageo Brands B.V.
Disclosure of subsidiaries [line items]
Country of incorporation	Netherlands
Country of operation	Worldwide
Percentage of equity owned	100.00%
Business description	Marketing and distribution of premium drinks
Diageo North America, Inc.
Disclosure of subsidiaries [line items]
Country of incorporation	United States
Country of operation	Worldwide
Percentage of equity owned	100.00%
Business description	Production, importing, marketing and distribution of premium drinks
United Spirits Limited
Disclosure of subsidiaries [line items]
Country of incorporation	India
Country of operation	India
Percentage of equity owned	55.88%
Business description	Production, importing, marketing and distribution of premium drinks
Diageo Capital Plc
Disclosure of subsidiaries [line items]
Country of incorporation	Scotland
Country of operation	United Kingdom
Percentage of equity owned	100.00%
Business description	Financing company for the group
Diageo Capital B.V.
Disclosure of subsidiaries [line items]
Country of incorporation	Netherlands
Country of operation	Netherlands
Percentage of equity owned	100.00%
Business description	Financing company for the group
Diageo Finance Plc
Disclosure of subsidiaries [line items]
Country of incorporation	England
Country of operation	United Kingdom
Percentage of equity owned	100.00%
Business description	Financing company for the group
Diageo Investment Corporation
Disclosure of subsidiaries [line items]
Country of incorporation	United States
Country of operation	United States
Percentage of equity owned	100.00%
Business description	Financing company for the US group
Mey İçki Sanayi ve Ticaret A.Ş.
Disclosure of subsidiaries [line items]
Country of incorporation	Türkiye
Country of operation	Türkiye
Percentage of equity owned	100.00%
Business description	Production, marketing and distribution of premium drinks